RECEIVABLES AND OTHER (Tables)	12 Months Ended
Dec. 31, 2022
RECEIVABLES AND OTHER
Schedule of receivables and other

	December 31,	December 31,
	2022	2021
Prepaid expenses and deposits	$176,703	$9,016
Tax receivables	34,582	3,721
	$211,285	$12,737